CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share capital	Share-based compensation reserve	Translation reserve	Cash flow Hedge reserve	Accumulated losses	Additional paid-in capital	Legal reserve [1]	Total	Non- controlling interests	Total
Equity at beginning of period at Dec. 31, 2015		$ 5	$ 43,143	$ (21,627)	$ (680)	$ (148,947)	$ 240,430	$ 527	$ 112,851	$ (132)	$ 112,719
Profit (loss) for the year						3,784			3,784	(502)	3,282
Currency translation difference				(358)					(358)	301	(57)
Share of other comprehensive income of associates				136					136		136
Fair value loss arising from cash flow hedges					(446)				(446)		(446)
Release of cumulative fair value loss from cash flow hedges upon disposal of subsidiary (Note 28 a)					1,126				1,126		1,126
Total comprehensive (loss) income for the year				(222)	$ 680	3,784			4,242	(201)	4,041
Share-based compensation			997						997		997
Transfer to legal reserve						(240)		240
Non-controlling interest addition	[1]									6,171	6,171
Ordinary shares consideration for business combination	[2]	3					10,144		10,147		10,147
Issuance cost	[3]						(153)		(153)		(153)
Equity at end of period at Dec. 31, 2016		8	44,140	(21,849)		(145,403)	250,421	767	128,084	5,838	133,922
Profit (loss) for the year						(33,171)			(33,171)	121	(33,050)
Currency translation difference				6,433					6,433	(854)	5,579
Total comprehensive (loss) income for the year				6,433		(33,171)			(26,738)	(733)	(27,471)
Share-based compensation			(223)						(223)		(223)
Equity at end of period at Dec. 31, 2017		8	43,917	(15,416)		(178,574)	250,421	767	101,123	5,105	106,228
Adoption of IFRS	[4]					(1,944)			(1,944)		(1,944)
Adjusted Equity at beginning of period at Dec. 31, 2017		8	43,917	(15,416)		(180,518)	250,421	767	99,179	5,105	104,284
Profit (loss) for the year						(21,955)			(21,955)	(165)	(22,120)
Currency translation difference				(3,271)					(3,271)	81	(3,190)
Total comprehensive (loss) income for the year				(3,271)		(21,955)			(25,226)	(84)	(25,310)
Disposal of subsidiaries								$ (767)	(767)		(767)
Equity at end of period at Dec. 31, 2018		$ 8	$ 43,917	$ (18,687)		$ (202,473)	$ 250,421		$ 73,186	$ 5,021	$ 78,207

[1]	During the year ended December 31, 2016, the Group has non-controlling interest addition amounting to US$1.4 million upon acquisition of 23 solar parks in USA. During the year ended December 31, 2016, Renewable Capital Investment II (“RCI 2”) entered into equity conversion agreements with its EPC supplier to convert account payable for EPC service amounting to US$4.8 million into the equity of the 5 Uruguay project companies of RCI 2.
[2]	On July 15, 2016, the Group completed acquisition of 23 solar parks with 22MW capacity in USA (Note 32). As part of the consideration, 29,519,844 ordinary shares were validly issued with par value of 0.0001 per share. As of the acquisition date, the closing stock price was US$2.75/ADS or US$0.34375 per share, which made the value of total issued shares US$10.1 million.
[3]	During the year ended December 31, 2016, the Group incurred US$153 thousand cost directly related to issuance of restricted shares and recorded it in additional paid in capital.
[4]	Due to the application IFRS 9 in 2018, the Group reconciliates of statement of financial on the date of initial application. The impact on profit and loss of the reclassification of the receivables from RisenSky Solar S.a.r.l. and Mr. Su Weili in amount due from related parties to fair value through profit or loss and the impairment of financial assets applying the expected credit loss model as at January 1, 2018 is USD 1.9 million.